Summary of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Restricted Stock Units (RSUs)
Number of Shares
Beginning Balance	1,878	964
Granted	2,469	1,029		0
Vested	(497)	(13)	0
Forfeited	(723)	(102)
Ending Balance	3,127	1,878	964
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 16.38	$ 16.63
Granted	$ 15.12	$ 16.29
Vested	$ 16.76	$ 15.31
Forfeited	$ 17.13	$ 18.01
Ending Balance	$ 15.15	$ 16.38	$ 16.63